Accounts Receivable from Subscribers, Distributors, Recoverable Taxes and Other, Net - Summary of Aging of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 203,562,725	$ 216,959,399
Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	242,607,650	254,311,076
Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	178,722,706	186,744,954
Receivable from subscribers and distributors [member] | 1 - 30 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	46,758,825	19,175,008
Receivable from subscribers and distributors [member] | 31 - 60 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	6,780,671	5,835,162
Receivable from subscribers and distributors [member] | 61 - 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	4,375,188	4,209,456
Receivable from subscribers and distributors [member] | Greater than 90 days [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	42,423,848	44,510,622
Unbilled services provided [member] | Receivable from subscribers and distributors [member] | Cost [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 78,384,174	$ 113,014,706